Document and Entity Information	9 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	SITO MOBILE, LTD.
Entity Central Index Key	0001157817
Amendment Flag	true
Amendment Description	On April 30, 2013, the U.S. Securities and Exchange Commission declared effective the registration statement on Form S-1 File No. 333-186483 (the "Registration Statement") filed by SITO Mobile, Ltd. (the "Company"). The Company is filing this post-effective amendment to the Registration Statement for the purpose of updating its financial and other disclosures. The registrant is not seeking to register any additional shares pursuant to this Registration Statement.
Document Type	POS AM
Document Period End Date	Jun. 30, 2015
Entity Filer Category	Smaller Reporting Company